Summary of Significant Accounting Policies - Reconciliation of Carrying Amounts of Financial Instruments from Their Previous Classification and Measurement Category (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets
Cash and cash equivalents (Note 15)	₱ 51,654		₱ 32,905	₱ 38,722	₱ 46,455
Short-term investments	45,672		26,554
Trade and other receivables	40,559		48,262
Current portion of investment in debt securities and other long-term investments (Note 12)			100
Current portion of advances and other noncurrent assets			6,824
Less: To Financial instruments at FVPL	4,763
Financial assets at fair value through other comprehensive income – net of current portion (Notes 6 and 24)	2,749
Advances and other noncurrent assets – net of current portion			13,855
Less: To Financial instruments at FVOCI	2,749
Investment in debt securities and other long-term investments – net of current portion (Note 12)	150		150
Total assets	95,747		104,220
Current portion of derivative financial assets (Note 27)	183		171
Current portion of derivative financial liabilities (Note 27)	80		141
Less: To financial assets at FVPL	4,763
Available-for-sale financial investments (Notes 6 and 11)			15,165
Current portion of financial assets at fair value through other comprehensive income (Notes 6 and 24)	1,604
Derivative financial assets – net of current portion (Note 27)	140		215
IAS 39 [Member]
Financial Assets
Total assets		₱ 88,519
Available-for-sale financial investments (Notes 6 and 11)		15,165
Financial assets available for sale		15,165
IAS 39 [Member] | Derivatives Used For Hedging Category
Financial Assets
Current portion of derivative financial assets (Note 27)		171
Derivative financial assets – net of current portion		215
Current portion of derivative financial liabilities (Note 27)		(51)
Derivative financial liabilities – net of current portion		(8)
Derivative financial assets held for hedging		327
Reclassification [Member]
Financial Assets
Trade and other receivables		4,091
Current portion of advances and other noncurrent assets		(6,785)
Less: To Financial instruments at FVPL		(15,165)
Advances and other noncurrent assets – net of current portion		11,461
Less: To Financial instruments at FVOCI		(11,461)
Investment in debt securities and other long-term investments – net of current portion (Note 12)		150
Loans receivables		15,552
Total assets		(22,187)
Less: To Financial instruments at amortized cost		(150)
Current portion of derivative financial assets (Note 27)		(171)
Derivative financial assets – net of current portion		(215)
Current portion of derivative financial liabilities (Note 27)		51
Derivative financial liabilities – net of current portion		8
Derivative financial assets held for hedging		(327)
Available-for-sale financial investments (Notes 6 and 11)		(15,165)
Financial assets available for sale		(15,165)
Current portion of financial assets at fair value through other comprehensive income (Notes 6 and 24)		15,552
Derivative financial assets – net of current portion (Note 27)		22,277
Reclassification [Member] | Derivatives Used For Hedging Category
Financial Assets
Current portion of derivative financial assets (Note 27)		(171)
Derivative financial assets – net of current portion		(215)
Current portion of derivative financial liabilities (Note 27)		51
Derivative financial liabilities – net of current portion		8
Less: To financial assets at FVPL		(327)
Derivative financial assets held for hedging		(327)
Remeasurement [Member]
Financial Assets
Trade and other receivables		(8)
Advances and other noncurrent assets – net of current portion		(128)
Total assets		(136)
Current portion of financial assets at fair value through other comprehensive income (Notes 6 and 24)		(136)
Remeasurement [Member] | ECL [Member]
Financial Assets
Total assets		(276)
Loans and receivables, category [member]
Financial Assets
Cash and cash equivalents (Note 15)			32,905
Current portion of investment in debt securities and other long-term investments (Note 12)			100
Current portion of advances and other noncurrent assets			6,824
Advances and other noncurrent assets – net of current portion			13,855
Total assets			88,519
Loans and receivables, category [member] | IAS 39 [Member]
Financial Assets
Cash and cash equivalents (Note 15)		32,905
Short-term investments		1,074
Trade and other receivables		33,761
Current portion of investment in debt securities and other long-term investments (Note 12)		100
Current portion of advances and other noncurrent assets		6,824
Advances and other noncurrent assets – net of current portion		13,855
Loans and receivables, category [member] | Reclassification [Member]
Financial Assets
Trade and other receivables		(4,091)
Current portion of advances and other noncurrent assets		(6,785)
Less: To Financial instruments at FVPL		(6,785)
Financial assets at fair value through other comprehensive income – net of current portion (Notes 6 and 24)		(4,091)
Advances and other noncurrent assets – net of current portion		(11,461)
Loans and receivables, category [member] | Remeasurement [Member] | ECL [Member]
Financial Assets
Trade and other receivables		(258)
Advances and other noncurrent assets – net of current portion		(18)
HTM investments [Member]
Financial Assets
Investment in debt securities and other long-term investments – net of current portion (Note 12)			150
Total assets			150
HTM investments [Member] | IAS 39 [Member]
Financial Assets
Investment in debt securities and other long-term investments – net of current portion (Note 12)		150
Current held-to-maturity investments		150
HTM investments [Member] | Reclassification [Member]
Financial Assets
Investment in debt securities and other long-term investments – net of current portion (Note 12)		(150)
Loans receivables		150
Current held-to-maturity investments		(150)
Available-for-sale financial investments [Member]
Financial Assets
Total assets			15,165
Available-for-sale financial investments (Notes 6 and 11)			15,165
Available-for-sale financial investments [Member] | Reclassification [Member]
Financial Assets
Loans receivables		(6,785)
Available-for-sale financial investments (Notes 6 and 11)		(15,165)
Financial Instruments At Amortized Cost | IFRS 9 [Member]
Financial Assets
Cash and cash equivalents (Note 15)		32,905
Short-term investments		1,074
Trade and other receivables		29,412
Current portion of investment in debt securities and other long-term investments (Note 12)		100
Current portion of advances and other noncurrent assets		39
Advances and other noncurrent assets – net of current portion		2,376
Investment in debt securities and other long-term investments – net of current portion (Note 12)		150
Loans receivables		66,056
Financial assets at fair value through other comprehensive income, category [member]
Financial Assets
Less: To Financial instruments at FVOCI	2,749
Total assets	4,353
Financial assets at fair value through other comprehensive income, category [member] | IFRS 9 [Member]
Financial Assets
Trade and other receivables		4,083
Advances and other noncurrent assets – net of current portion		11,333
Current portion of financial assets at fair value through other comprehensive income (Notes 6 and 24)		15,416
Financial assets at fair value through profit or loss, category [member]
Financial Assets
Less: To Financial instruments at FVPL	4,763
Total assets	11,919
Current portion of derivative financial assets (Note 27)	183
Current portion of derivative financial liabilities (Note 27)	80		₱ 90
Derivative financial assets – net of current portion (Note 27)	₱ 140
Financial assets at fair value through profit or loss, category [member] | IFRS 9 [Member]
Financial Assets
Current portion of advances and other noncurrent assets		6,785
Current portion of derivative financial assets (Note 27)		171
Derivative financial assets – net of current portion		215
Current portion of derivative financial liabilities (Note 27)		(51)
Derivative financial liabilities – net of current portion		(8)
Available-for-sale financial investments (Notes 6 and 11)		15,165
Derivative financial assets – net of current portion (Note 27)		₱ 22,277